Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Schedule of inventories
As of December 31
2023	2022
$ millions	$ millions

Finished products	1,117	1,348
Raw materials	329	490
Work in progress	174	233
Spare parts	157	128
Total inventories	1,777	2,199
Of which:
Non-current inventories - mainly raw materials (presented as non-current assets)	74	65
Current inventories	1,703	2,134